Note 20 - Business Segments (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
IBM Japan [Member]
Revenues			¥ 13,125,454
Revenues	¥ 140,648,008	¥ 123,050,115	¥ 114,272,351